SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.8%
Asia - 6.4%
Australia - 2.9%
Atlassian Corp., PLC *	3,925	713,526
Macquarie Group, Ltd.	3,900	338,069

		1,051,595

Japan - 2.4%
Astellas Pharma, Inc.	29,900	445,707
Recruit Holdings Co., Ltd.	10,800	428,926

		874,633

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	158,600	404,164

Europe - 31.0%
France - 0.9%
Safran SA, ADR *	4,900	121,373
Sanofi, ADR	3,800	190,646

		312,019

Germany - 5.0%
adidas AG *	1,385	447,278
Allianz SE, ADR	35,000	670,250
Aurelius SE & Co. *	5,500	89,231
Muenchener Rueckversicherungs AG	650	165,242
Siemens AG	3,200	404,127
Siemens Energy AG *	1,600	43,146

		1,819,274

Ireland - 4.6%
Accenture, PLC	3,675	830,513
Medtronic, PLC	4,575	475,434
Trane Technologies, PLC	2,950	357,688

		1,663,635

Spain - 2.0%
Iberdrola SA	60,400	743,443

Switzerland - 9.8%
Chubb, Ltd.	1,750	203,210
Logitech International SA	12,950	1,001,164
Lonza Group AG	1,450	894,847
Nestle SA	7,525	895,566
Partners Group Holding AG	585	538,085

		3,532,872

United Kingdom - 8.7%
AstraZeneca, PLC, ADR	15,400	843,920
BAE Systems, PLC	74,675	463,772
Diageo, PLC, ADR	4,225	581,614
London Stock Exchange Group, PLC	6,875	788,682
RELX, PLC	21,200	471,962

		3,149,950

North America - 61.4%

Name of Issuer	Quantity	Fair Value ($)

Bermuda - 0.2%
Everest Re Group, Ltd.	350	69,139

United States - 61.2%
Abbott Laboratories	8,300	903,289
AbbVie, Inc.	3,975	348,170
Alphabet, Inc. - Class A *	450	659,520
American Tower Corp.	600	145,038
Apple, Inc.	19,200	2,223,552
Applied Materials, Inc.	8,175	486,004
Arthur J Gallagher & Co.	3,775	398,565
Bank of America Corp.	16,300	392,667
Broadcom, Inc.	1,825	664,884
Constellation Brands, Inc.	2,750	521,153
CVS Health Corp.	7,600	443,840
Euronet Worldwide, Inc. *	2,800	255,080
FedEx Corp.	475	119,472
Goldman Sachs Group, Inc.	1,400	281,358
Home Depot, Inc.	2,550	708,160
Honeywell International, Inc.	3,200	526,752
Johnson & Johnson	6,925	1,030,994
JPMorgan Chase & Co.	7,350	707,584
L3Harris Technologies, Inc.	2,050	348,172
Lockheed Martin Corp.	1,565	599,833
McDonald’s Corp.	1,860	408,251
Microsoft Corp.	12,100	2,544,993
Mondelez International, Inc.	7,100	407,895
Otis Worldwide Corp.	3,875	241,878
PepsiCo, Inc.	5,775	800,415
Scotts Miracle-Gro Co.	2,675	409,034
Sherwin-Williams Co.	800	557,392
Starbucks Corp.	9,875	848,460
T Rowe Price Group, Inc.	4,800	615,456
Thermo Fisher Scientific, Inc.	1,175	518,786
Union Pacific Corp.	4,050	797,324
UnitedHealth Group, Inc.	675	210,445
Verizon Communications, Inc.	12,750	758,498
Waste Management, Inc.	5,900	667,703
WEC Energy Group, Inc.	6,150	595,935

		22,146,552

Total Common Stocks (cost: $23,777,384)		35,767,276

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	414,941	414,941

(cost: $414,941)
Total Investments in Securities - 99.9%
(cost: $24,192,325)		36,182,217
Other Assets and Liabilities, net - 0.1%		34,693

Total Net Assets - 100.0%		$36,216,910

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Health Technology	15.6%
Technology Services	15.0
Finance	14.5
Electronic Technology	12.1
Consumer Non-Durables	10.1
Producer Manufacturing	9.7
Consumer Services	4.8
Utilities	3.7
Retail Trade	3.2
Process Industries	2.7
Transportation	2.5
Communications	2.5
Industrial Services	1.8
Health Services	0.6
Short-Term Securities	1.1

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

		Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Australia	713,526	338,069	—	1,051,595
Bermuda	69,139	—	—	69,139
France	312,019	—	—	312,019
Germany	713,396	1,105,878	—	1,819,274
Ireland	1,663,635	—	—	1,663,635
Japan	—	874,633	—	874,633
Singapore	—	404,164	—	404,164
Spain	—	743,443	—	743,443
Switzerland	1,204,374	2,328,498	—	3,532,872
United Kingdom	1,425,534	1,724,416	—	3,149,950
United States	22,146,552	—	—	22,146,552
Short-Term Securities	414,941	—	—	414,941

Total:	28,663,116	7,519,101	—	36,182,217

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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